Related Party Transactions (Details)						3 Months Ended	5 Months Ended	6 Months Ended
	Apr. 16, 2026 shares	Nov. 06, 2025 USD ($)	Nov. 03, 2025 USD ($) $ / shares shares	Oct. 31, 2025 USD ($)	Jul. 24, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares
Related Party Transactions [Line Items]
Administrative fees							$ 60,000	$ 0
Percentage of holding shares after initial public offering					25.00%
Provided indirect interest amount						$ 187	250	187
Accrued amount							60,000
Borrowed amount			$ 98,194
Working capital loans							$ 1,500,000
Percentage of market adjustment							45.00%
Repayments of Related Party Debt							$ 98,194
Working capital loans
Sponsor [Member]
Related Party Transactions [Line Items]
Issuance of class B ordinary shares to sponsor (shares) | shares	500,000
Repayments of Related Party Debt		$ 29,570
Working capital loans						$ 1,500,000		$ 1,500,000
Director [Member]
Related Party Transactions [Line Items]
Number of additional shares purchased | shares							66,666	66,666
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination entity price | $ / shares						$ 10	$ 10	$ 10
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Administrative fees				$ 30,000		$ 90,000	$ 60,000	$ 180,000
Class A Share Price [Member]
Related Party Transactions [Line Items]
Valuation adjustment assumed						9.82	9.82	9.82
Volatility [Member]
Related Party Transactions [Line Items]
Valuation adjustment assumed						6	6	6
Discount Rate [Member]
Related Party Transactions [Line Items]
Valuation adjustment assumed						13	13	13
Promissory Note [Member]
Related Party Transactions [Line Items]
Cover expenses					$ 100,000
Borrowed amount			98,194
Outstanding borrowings			$ 29,570
KingsRock Viking Acquisition LLC [Member]
Related Party Transactions [Line Items]
Indirect interest in founder shares | shares							66,666	66,666
Administrative fees				$ 30,000
Provided indirect interest amount						$ 250	$ 187	$ 250
Founder Shares [Member]
Related Party Transactions [Line Items]
Indirect interest in founder shares | shares							50,000	50,000
Founder shares not subject to forfeiture | shares			1,000,000		1,000,000
Percentage of holding shares after initial public offering					25.00%
Fair value of founder shares purchased | shares							200,000	200,000
Fair value of founder shares price per share | $ / shares						$ 3.84	$ 3.84	$ 3.84
Percentage of market adjustment								45.00%
Share-based compensation								$ 1,023,997
Founder Shares [Member] | Director [Member]
Related Party Transactions [Line Items]
Fair value of founder shares purchased | shares							1,023,997	1,023,997
Fair value of founder shares price per share | $ / shares						3.84	$ 3.84	$ 3.84
Private Placement [Member]
Related Party Transactions [Line Items]
Purchased value provided indirect interest amount							$ 50,000	$ 50,000
Fair value of founder shares price per share | $ / shares			$ 10
Private Placement [Member] | KingsRock Viking Acquisition LLC [Member]
Related Party Transactions [Line Items]
Indirect interest in founder shares | shares							5,000	5,000
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Fair value of founder shares price per share | $ / shares			$ 10
Over-Allotment Option [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Founder shares not subject to forfeiture | shares					1,000,000
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Par value per share | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Par value per share | $ / shares					$ 0.00326
Class B Ordinary Shares [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Par value per share | $ / shares					$ 0.0001
Issuance of common stock for exchange					$ 25,000
Issuance of class B ordinary shares to sponsor (shares) | shares					7,666,667